Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Expense resulting from the uncollectibility of balances due from related parties	$ 0	$ 0	$ 0
Expenses:
Other expenses with related parties	619	319	423
Other revenue [member]
Income:
Income from related party transaction	764	404	242
The Coca-Cola Company [member]
Expenses:
Contributions	1,482	2,274	3,542
The Coca-Cola Company [member] | Concentrate [member]
Expenses:
Purchase of goods from related party transaction	32,222	34,063	32,379
The Coca-Cola Company [member] | Advertising [Member]
Expenses:
Services received, related party transaction	865	1,756	2,193
Heineken Group
Income:
Income from related party transaction	3,181	3,380	3,265
Heineken Group | Beer [member]
Expenses:
Purchase of goods from related party transaction	23,233	25,215	27,999
Grupo Industrial Saltillo, S.A. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction			255
Jugos del Valle, S.A.P.I. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	532	553	369
Jugos del Valle, S.A.P.I. de C.V. [member] | Juices [member]
Expenses:
Purchase of goods from related party transaction	4,055	4,477	4,537
Grupo Industrial Bimbo, S.A.B. de C. V. [member] | Baked goods and snacks [member]
Expenses:
Purchase of goods from related party transaction	5,774	6,194	5,763
Promotora Industrial Azucarera, S.A. de C.V. [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	2,123	2,728	2,604
BBVA Bancomer, S.A. de C.V. [member]
Expenses:
Interest expense and fee paid to related party transaction	232	144	230
BBVA Bancomer, S.A. de C.V. [member] | Interest Revenue [Member]
Expenses:
Interest expense and fee paid to related party transaction	1,825	1,456	1,469
Beta San Miguel [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	1,023	655	651
Promotora Mexicana de Embotelladores, S.A. de C.V. [member] | Sugar, cans and aluminum lids [member]
Expenses:
Purchase of goods from related party transaction			739
Industria Envasadora De Queretaro SA De CVIEQSA [member] | Canned products [member]
Expenses:
Purchase of goods from related party transaction	226	682	596
Leao Alimentos e Bebidas, LTDA [member] | Inventory [member]
Expenses:
Purchase of goods from related party transaction	1,253	1,867	2,654
Ecolab Inc [Member] | Materials [Member]
Expenses:
Purchase of goods from related party transaction	340
Grupo Televisa, S.A.B. de C.V. [member] | Advertising [Member]
Expenses:
Services received, related party transaction	148	115	113
Grupo Nacional Provincial, S.A.B. [Member]
Expenses:
Services received, related party transaction	7		12
Fundacion FEMSA, A.C. [member]
Expenses:
Donations to related party transactions	171	195	232
Difusion y Fomento Cultural, A.C. [member]
Expenses:
Donations to related party transactions	55	61	63
Donations to ITESM [member]
Expenses:
Donations to related party transactions	310	215	192
Grupo Financiero Scotiabank Inverlat SA [Member] | Interest Revenue [Member]
Expenses:
Interest expense and fee paid to related party transaction	295	447
AdeS Alimentos y Bebidas [Member]
Expenses:
Purchase of goods from related party transaction	$ 338	$ 497	$ 592